Segment information (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Time charter revenues		$ 35,510		$ 35,024		$ 70,395		$ 70,101
Other revenue		1,100		0		1,100	[1]	0
Total revenues		36,610	[2]	35,024		71,495	[2]	70,101
Operating expenses		(7,563)		(8,093)		(16,103)		(17,027)
Construction contract expenses		0		(151)		0		(151)
Equity in earnings (losses) of joint ventures		5,111		1,551		14,481		6,360
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		(5,268)		(5,263)		(10,536)		(10,526)
Operating income (loss)		28,890		23,068		59,337		48,757
Gain (loss) on derivative instruments		544		247		1,175		910
Other financial income (expense), net		(7,624)		(9,061)		(14,907)		(17,469)
Income (loss) before tax		21,810		14,254		45,605		32,198
Income tax benefit (expense)		(1,866)		(2,042)		(3,975)		(3,797)
Net income (loss)		19,944		12,212		41,630		28,401
Preferred unitholders' interest in net income		3,003		0		5,663		0
Non-controlling interest in net income		0		2,812		0		5,556
Limited partners' interest in net income (loss)		16,941		9,400		35,967		22,845
Vessels, net of accumulated depreciation		668,648				668,648				$ 679,041
Net investment in direct financing lease		284,962				284,962				286,626
Goodwill		251				251				251
Advances to joint ventures		3,397				3,397				3,263
Total assets		1,040,087				1,040,087				1,058,959
Accumulated losses of joint ventures		(6,265)				(6,265)				(20,746)
Expenditures for vessels & equipment &prepayments		100	[3]			100	[3]			287
Expenditures for drydocking		0	[3]			0	[3]			0
Principal repayment direct financing lease		1,863				1,863				3,485
Amortization of above market contract		905		906		1,800		1,801		3,631
Noncontrolling Interest [Member]
Amortization of above market contract										0
Majority held FSRUs [Member]
Time charter revenues		35,510		35,024		70,395		70,101
Other revenue	[4],[5]	1,100				1,100
Total revenues		36,610	[2]	35,024		71,495	[2]	70,101
Operating expenses		(6,383)		(6,693)		(12,917)		(13,955)
Construction contract expenses				(151)		0		(151)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				(5,423)				(10,417)
Segment EBITDA		30,227		22,757		58,578		45,578
Add: Non-controlling interest in Segment EBITDA				5,423				10,417
Depreciation and amortization		(5,268)		(5,263)		(10,536)		(10,526)
Operating income (loss)		24,959		22,917		48,042		45,469
Gain (loss) on derivative instruments		544		247		1,175		910
Other financial income (expense), net		(6,839)		(8,028)		(13,409)		(15,483)
Income (loss) before tax		18,664		15,136		35,808		30,896
Income tax benefit (expense)		(1,845)		(2,042)		(3,954)		(3,797)
Net income (loss)		16,819		13,094		31,854		27,099
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				2,812				5,556
Limited partners' interest in net income (loss)		16,819		10,282		31,854		21,543
Vessels, net of accumulated depreciation		668,648				668,648				679,041
Net investment in direct financing lease		284,962				284,962				286,626
Goodwill		251				251				251
Advances to joint ventures		0				0				0
Total assets		1,025,047				1,025,047				1,041,517
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment &prepayments		100				100				287
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		1,863				1,863				3,485
Amortization of above market contract		905				1,800				3,631
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										(553)
Joint venture FSRUs [Member]
Time charter revenues		10,576		10,225		21,572		21,149
Other revenue	[4]	0				0
Total revenues		10,576	[2]	10,225		21,572	[2]	21,149
Operating expenses		(2,709)		(1,984)		(5,182)		(4,603)
Construction contract expenses				0		0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA		7,867		8,241		16,390		16,546
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		(2,399)		(2,476)		(4,800)		(4,916)
Operating income (loss)		5,468		5,765		11,590		11,630
Gain (loss) on derivative instruments		2,967		(785)		9,482		1,711
Other financial income (expense), net		(3,324)		(3,429)		(6,591)		(6,981)
Income (loss) before tax		5,111		1,551		14,481		6,360
Income tax benefit (expense)		0		0		0		0
Net income (loss)		5,111		1,551		14,481		6,360
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				0				0
Limited partners' interest in net income (loss)		5,111		1,551		14,481		6,360
Vessels, net of accumulated depreciation		261,259				261,259				265,642
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets		284,876				284,876				287,562
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment &prepayments		530				530				525
Expenditures for drydocking		318				318				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract		0				0				0
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										0
Other [Member]
Time charter revenues		0		0		0		0
Other revenue	[4]	0				0
Total revenues		0	[2]	0		0	[2]	0
Operating expenses		(1,180)		(1,400)		(3,186)		(3,072)
Construction contract expenses				0		0		0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA		(1,180)		(1,400)		(3,186)		(3,072)
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		0		0		0		0
Operating income (loss)		(1,180)		(1,400)		(3,186)		(3,072)
Gain (loss) on derivative instruments		0		0		0		0
Other financial income (expense), net		(785)		(1,033)		(1,498)		(1,986)
Income (loss) before tax		(1,965)		(2,433)		(4,684)		(5,058)
Income tax benefit (expense)		(21)		0		(21)		0
Net income (loss)		(1,986)		(2,433)		(4,705)		(5,058)
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				0				0
Limited partners' interest in net income (loss)		(1,986)		(2,433)		(4,705)		(5,058)
Vessels, net of accumulated depreciation		0				0				0
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		3,397				3,397				3,263
Total assets		15,040				15,040				17,442
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment &prepayments		0				0				0
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract		0				0				0
Other [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										0
Total Segments reporting [Member]
Time charter revenues		46,086		45,249		91,967		91,250
Other revenue	[4]	1,100				1,100
Total revenues		47,186	[2]	45,249		93,067	[2]	91,250
Operating expenses		(10,272)		(10,077)		(21,285)		(21,630)
Construction contract expenses				(151)		0		(151)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				(5,423)				(10,417)
Segment EBITDA		36,914		29,598		71,782		59,052
Add: Non-controlling interest in Segment EBITDA				5,423				10,417
Depreciation and amortization		(7,667)		(7,739)		(15,336)		(15,442)
Operating income (loss)		29,247		27,282		56,446		54,027
Gain (loss) on derivative instruments		3,511		(538)		10,657		2,621
Other financial income (expense), net		(10,948)		(12,490)		(21,498)		(24,450)
Income (loss) before tax		21,810		14,254		45,605		32,198
Income tax benefit (expense)		(1,866)		(2,042)		(3,975)		(3,797)
Net income (loss)		19,944		12,212		41,630		28,401
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				2,812				5,556
Limited partners' interest in net income (loss)		19,944		9,400		41,630		22,845
Vessels, net of accumulated depreciation		929,907				929,907				944,683
Net investment in direct financing lease		284,962				284,962				286,626
Goodwill		251				251				251
Advances to joint ventures		3,397				3,397				3,263
Total assets		1,324,963				1,324,963				1,346,521
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment &prepayments		630				630				811
Expenditures for drydocking		318				318				0
Principal repayment direct financing lease		1,863				1,863				3,485
Amortization of above market contract		905				1,800				3,631
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										(553)
Eliminations [Member]
Time charter revenues		(10,576)	[6]	(10,225)	[1]	(21,572)	[6]	(21,149)	[1]
Other revenue
Total revenues	[2]	(10,576)				(21,572)
Operating expenses		2,709	[6]	1,984	[1]	5,182	[6]	4,603	[1]
Construction contract expenses
Equity in earnings (losses) of joint ventures		5,111	[6]	1,551	[1]	14,481	[6]	6,360	[6]
Less: Non-controlling interest in Segment EBITDA	[7]			5,423				10,417	[6]
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA	[7]			(5,423)				(10,417)	[6]
Depreciation and amortization		2,399	[6]	2,476	[1]	4,800	[6]	4,916	[6]
Operating income (loss)
Gain (loss) on derivative instruments		(2,967)	[6]	785	[1]	(9,482)	[6]	(1,711)	[1]
Other financial income (expense), net		3,324	[6]	3,429	[1]	6,591	[6]	6,981	[6]
Income (loss) before tax		0		0		0		0
Income tax benefit (expense)		0		0		0		0
Net income (loss)		0		0		0		0
Preferred unitholders' interest in net income	[8]	3,003				5,663
Non-controlling interest in net income
Limited partners' interest in net income (loss)		(3,003)	[8]	$ 0		(5,663)	[8]	$ 0
Vessels, net of accumulated depreciation	[9]	(261,259)				(261,259)				(265,642)
Net investment in direct financing lease		0	[9]			0	[9]			0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets	[9]	(284,876)				(284,876)				(287,562)
Accumulated losses of joint ventures	[9]	(6,315)				(6,315)				(20,796)
Expenditures for vessels & equipment &prepayments	[3]	(530)				(530)				(524)
Expenditures for drydocking	[3]	(318)				(318)				0
Principal repayment direct financing lease		$ 0				0				0
Amortization of above market contract						$ 0				0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										$ 0

[1]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[3]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.
[4]	Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4 and 14.
[5]	Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount is expected to be refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.
[6]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[7]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[8]	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
[9]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.